Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The following table provides information required under the SEC’s Item 402(v) of Regulation
S-K
disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“NEOs”), and (ii) select financial performance measures, in each case, for our three most recently completed fiscal years.

Year (a)	Summary Compensation Table Total for First PEO ($) (b) (1)	Summary Compensation Table Total for Second PEO ($) (b) (2)	Summary Compensation Table Total for Third PEO ($) (b) (3)	Compensation Actually Paid to First PEO ($) (c) (1)	Compensation Actually Paid to Second PEO ($) (c) (2)	Compensation Actually Paid to Third PEO ($) (c) (3)
2022	4,849,985	2,999,632	—	4,540,112	2,999,632	—
2021	—	12,557,063	—	—	4,844,563	—
2020	—	1,779,329	1,225,293	—	1,779,329	1,018,238

Year (a)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions) (h) (7)	Adjusted Net Income ($ in millions) (i) (8)
			Total Shareholder Return ($) (f) (5)	Peer Group Total Shareholder Return ($) (g) (6)
2022	1,175,774	919,586	94	120	881	901
2021	3,035,233	2,751,903	105	118	707	780
2020	2,153,217	1,401,321	92	100	581	625

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Pedro Azagra Blázquez (First PEO) in 2022, who has served as our Chief Executive Officer since May 2022, Dennis Arriola (Second PEO) for 2020, 2021, and 2022, who served as our Chief Executive Officer from July 2020 through May 2022, and James Torgerson (Third PEO), who served as our Chief Executive Officer through June 2020, for each corresponding year in the “Total” column of the “
Summary Compensation Table.
” For additional information, refer to the section titled “
Summary Compensation Table
.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K
and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) during the applicable year. For actual amounts of compensation earned or paid during each year, refer to the section titled “
Summary Compensation Table
.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Robert Kump, Douglas Stuver, Robert Mahoney, Alejandro de Hoz Garcia Bellido, and Anthony Marone III for 2020; Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2021; Patricia Cosgel, Jose Antonio Miranda Soto, William White, Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2022. A supplemental table describing these adjustments is included below.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO
NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2).

(5)
Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in Avangrid’s stock as of the beginning of the measurement period, including dividend reinvestment during this time period. On May 18, 2021, Avangrid issued 77,821,012 shares of common stock in two private placements, which impacted Avangrid’s TSR during the measurement period. For additional information about these equity issuances, please refer to the section titled “
Certain Relationships and Related Party Transactions
”.

(6)
Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period, including dividend reinvestment during this time period. The peer group used for this purpose is the following published industry index: S&P 500 Utilities Index.

(7)	The dollar amounts reported represent our net income, as reflected in Avangrid’s audited financial statements for the applicable year.

(8)
The dollar amounts reported represent our adjusted net income, as reported in the Company’s Annual Report on Form
10-K.
While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted net income is the financial performance measure that, in the Company’s assessment, represents the most im portant
performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance. See Annex A for a discussion of adjusted net income as well as a reconciliation of adjusted net income to net income prepared in accordance with U.S. GAAP.

(9)
In addition to adjusted net income, Avangrid also considers the following to be the most important measures for determining NEO pay: customer (system reliability), health and safety, renewables onshore/offshore growth, and increased sustainable supplier base.

In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson’s (Third PEO) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to First PEO ($)
2022	4,849,985	(2,690,619)	2,380,745	—	—	4,540,112

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Second PEO ($)
2022	2,999,632	(842,800)	842,800	—	—	2,999,632
2021	12,557,063	(8,650,325)	937,825	—	—	4,844,563
2020	1,779,329	—	—	—	—	1,779,329

Year	Reported Summary Compensation Table Total for Third PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Third PEO ($)
2020	1,225,293	—	(207,055)	—	—	1,018,238

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For additional information, refer to the section titled “
Summary Compensation Table
.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are contained in the tables below.

(c)	and (d) We have never provided pension benefits to our PEOs; therefore, no adjustments to the “ Summary Compensation Table ” total for changes in pension values are necessary.

First PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,380,745	—	—	—	—	—	2,380,745
Second PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	—	842,800	—	—	—	842,800
2021	—	—	937,825	—	—	—	937,825
2020	—	—	—	—	—	—	—
Third PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2020	—	(97,163)	—	(109,892)	—	—	(207,055)

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,175,774	(55,971)	(223,644)	—	23,427	919,586
2021	3,035,233	(1,950,600)	1,693,131	(76,585)	50,724	2,751,903
2020	2,153,217	(663,910)	476,131	(608,155)	44,038	1,401,321

(a)	Represents the amounts deducted or added in calculating the total average equity award adjustments as shown in the supplemental table included below.

(b)
The reported change in the actuarial present value of pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the section titled “
Summary Compensation Table
.”

(c)	The pension benefit adjustment is the pension value attributable to the applicable year’s change in service cost. These values were calculated and provided by PricewaterhouseCoopers.

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	45,570	(186,426)	5,476	(9,728)	(78,535)	—	(223,644)
2021	1,664,989	23,296	—	4,845	—	—	1,693,131
2020	319,943	(15,162)	189,381	(18,031)	—	—	476,131

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]	the
non-PEO
NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Robert Kump, Douglas Stuver, Robert Mahoney, Alejandro de Hoz Garcia Bellido, and Anthony Marone III for 2020; Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2021; Patricia Cosgel, Jose Antonio Miranda Soto, William White, Robert Kump, Douglas Stuver, Robert Mahoney, and Catherine Stempien for 2022.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period, including dividend reinvestment during this time period. The peer group used for this purpose is the following published industry index: S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to First PEO ($)
2022	4,849,985	(2,690,619)	2,380,745	—	—	4,540,112

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Second PEO ($)
2022	2,999,632	(842,800)	842,800	—	—	2,999,632
2021	12,557,063	(8,650,325)	937,825	—	—	4,844,563
2020	1,779,329	—	—	—	—	1,779,329

Year	Reported Summary Compensation Table Total for Third PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Third PEO ($)
2020	1,225,293	—	(207,055)	—	—	1,018,238

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For additional information, refer to the section titled “
Summary Compensation Table
.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are contained in the tables below.

(c)	and (d) We have never provided pension benefits to our PEOs; therefore, no adjustments to the “ Summary Compensation Table ” total for changes in pension values are necessary.

First PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,380,745	—	—	—	—	—	2,380,745
Second PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	—	842,800	—	—	—	842,800
2021	—	—	937,825	—	—	—	937,825
2020	—	—	—	—	—	—	—
Third PEO

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2020	—	(97,163)	—	(109,892)	—	—	(207,055)

Non-PEO NEO Average Total Compensation Amount	$ 1,175,774	$ 3,035,233	$ 2,153,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 919,586	2,751,903	1,401,321
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (b)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,175,774	(55,971)	(223,644)	—	23,427	919,586
2021	3,035,233	(1,950,600)	1,693,131	(76,585)	50,724	2,751,903
2020	2,153,217	(663,910)	476,131	(608,155)	44,038	1,401,321

(a)	Represents the amounts deducted or added in calculating the total average equity award adjustments as shown in the supplemental table included below.

(b)
The reported change in the actuarial present value of pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the section titled “
Summary Compensation Table
.”

(c)	The pension benefit adjustment is the pension value attributable to the applicable year’s change in service cost. These values were calculated and provided by PricewaterhouseCoopers.

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	45,570	(186,426)	5,476	(9,728)	(78,535)	—	(223,644)
2021	1,664,989	23,296	—	4,845	—	—	1,693,131
2020	319,943	(15,162)	189,381	(18,031)	—	—	476,131

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return (TSR)
As demonstrated by the following graph, the average amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO) and James Torgerson (Third PEO) and the average amount of compensation actually paid to the non-PEO
NEOs is generally aligned with AVANGRID’s TSR over the three years presented in the Pay versus Performance Table. The alignment of compensation actually paid with AVANGRID’s TSR over the period presented is because a significant portion of the compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) and to the other NEOs is comprised of equity awards. For more information regarding the elements of our executive compensation program and, in particular, our pay mix, please refer to the section titled “
Compensation Discussion and Analysis
.”

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actual Paid and Net Income
As demonstrated by the following graph, the average amount of compensation actually paid to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO) and the average amount of compensation actually paid to the non-PEO
NEOs is trending with Avangrid’s net income over the first two years presented in the Pay versus Performance Table, but unlike net income, the average compensation actually paid to PEOs and non-PEO
NEOs decreased in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Net Adjusted Income
As demonstrated by the following graph, the average amount of compensation actually paid to to Pedro Azagra Blázquez (First PEO), Dennis Arriola (Second PEO), and James Torgerson (Third PEO), and the average amount of compensation actually paid to the non-PEO
NEOs is trending with Avangrid’s adjusted net income over the first two years presented in the Pay versus Performance Table but unlike adjusted net income, the average compensation actually paid to PEOs and non-PEO
NEOs decreased in 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of Avangrid and Cumulative TSR of the Peer Group
As demonstrated by the following graph, Avangrid’s cumulative TSR underperformed compared to the S&P 500 Index in each fiscal year. For more information regarding Avangrid’s performance and the companies that the compensation and nominating committee considers when determining compensation, refer to the section titled “
Compensation Discussion and Analysis
.”

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance in addition to adjusted net income. For more information, refer to the section titled “
Compensation Discussion and Analysis
.
”
Although we do not in practice use any performance measures to link “compensation actually paid” (as calculated herein) to Avangrid’s performance, we are providing this list in accordance with Item 402(v) of Regulation
S-K
to provide information on performance measures used by the compensation and nominating committee to determine NEO compensation, as more fully described the section titled “
Compensation Discussion and Analysis
.
”

3 to 7 Most Important Measures for Determining NEO Pay
Measure 1	Adjusted Net Income
Measure 2	Customer (System Reliability)
Measure 3	Health and Safety
Measure 4	Renewables Onshore/Offshore Growth
Measure 5	Increased Sustainable Supplier Base

Total Shareholder Return Amount	$ 94	105	92
Peer Group Total Shareholder Return Amount	120	118	100
Net Income (Loss)	$ 881,000,000	$ 707,000,000	$ 581,000,000
Company Selected Measure Amount	901,000,000	780,000,000	625,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Non-GAAP Measure Description [Text Block]	In addition to adjusted net income, Avangrid also considers the following to be the most important measures for determining NEO pay: customer (system reliability), health and safety, renewables onshore/offshore growth, and increased sustainable supplier base.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Customer (System Reliability)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Health and Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Renewables Onshore/Offshore Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Increased Sustainable Supplier Base
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,849,985	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 4,540,112	0	0
PEO Name	Pedro Azagra Blázquez
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,999,632	12,557,063	1,779,329
PEO Actually Paid Compensation Amount	$ 2,999,632	$ 4,844,563	$ 1,779,329
PEO Name	Dennis Arriola	Dennis Arriola	Dennis Arriola
Third PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,225,293
PEO Actually Paid Compensation Amount			$ 1,018,238
PEO Name			James Torgerson
PEO [Member] | First PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,690,619)
PEO [Member] | First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,380,745
PEO [Member] | First PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,380,745
PEO [Member] | Second PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(842,800)	$ (8,650,325)
PEO [Member] | Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	842,800	937,825
PEO [Member] | Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	842,800	937,825
PEO [Member] | Third PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (207,055)
PEO [Member] | Third PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(97,163)
PEO [Member] | Third PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(109,892)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,971)	(1,950,600)	(663,910)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(223,644)	1,693,131	476,131
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,585)	(608,155)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,427	50,724	44,038
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,570	1,664,989	319,943
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(186,426)	23,296	(15,162)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,476		189,381
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,728)	$ 4,845	$ (18,031)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (78,535)